OTHER FINANCIAL DATA - TRANSACTIONS WITH AFFILIATES 2 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Transactions With Affiliates Disclosure [Line Items]
Revenue from Related Parties	$ 26	$ 13	$ 4
Costs and Expenses Related Party	107	78	78
San Diego Gas and Electric Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Revenue from Related Parties	10	13	12
Costs and Expenses Related Party	49	17	19
Southern California Gas Company [Member]
Transactions With Affiliates Disclosure [Line Items]
Revenue from Related Parties	$ 75	$ 69	$ 70